Note 27 - Subsequent Events (Details Textual) - USD ($)	Apr. 01, 2024	Mar. 25, 2024
Outfitter Satellite, Inc. [Member] | Subsequent Event [Member]
Business Combination, Consideration Transferred	$ 760,000	$ 760,000